COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Schedule II – Combined Condensed Financial Information of Registrant
Combined Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC.31 US$ MILLIONS	2023	2022
Assets
Cash and cash equivalents	$—	$—
Investments in subsidiaries	8,694	4,226
Due from related party	32	45
Total assets	8,726	4,271
Liability
Accounts payable and accrued liabilities	1	2
Due to related party	22	12
Total liabilities	23	14
Mezzanine equity
Preferred shares	2,694	2,580
Equity
Share capital	5,184	1,890
Retained earnings	945	311
Accumulated other comprehensive income (loss)	(120)	(524)
Total equity	6,009	1,677
Total liabilities, mezzanine equity and equity	$8,726	$4,271
Combined Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2023	2022	2021
Income (loss) of equity method investments	$806	$507	$(109)
Operating expenses	(10)	(8)	(3)
Interest expense	—	—	—
Net income (loss)	796	499	(112)
Other comprehensive income (loss)	$403	$(446)	$53
Comprehensive income (loss)	$1,199	$53	$(59)
Brookfield Reinsurance Ltd.
Schedule II – Combined Condensed Financial Information of Registrant
Combined Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Operating activities
Net income (loss)	$796	$499	$(112)
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(806)	(565)	41
Changes in non-cash balances related to operations:
Changes in working capital	(22)	32	5
Cash flows from operating activities	(32)	(34)	(66)
Investing activities
Investments in shares of subsidiaries	42	(2,894)	(1,407)
Cash flows from investing activities	42	(2,894)	(1,407)
Financing activities
Issuance of common stock	—	450	1,501
Issuance of preferred stock	—	2,512	—
Distributions	(10)	(59)	(3)
Cash flows from financing activities	(10)	2,903	1,498
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	25	—
Net change during the year	—	(25)	25
Cash and cash equivalents, end of year	$—	$—	$25
Schedule II – Combined Condensed Financial Information of Registrant
Notes to the Combined Condensed Financial Information of Registrant (Parent Company Only)
NOTE 1. BASIS OF PRESENTATION
These combined condensed financial statements of Brookfield Reinsurance Ltd. (the “Parent Company”) should be read in conjunction with the combined consolidated financial statements of the Parent Company and its subsidiaries.
All operating activities of the Parent Company are conducted by its operating subsidiaries, North End Re Ltd., North End Re (Cayman) SPC, Brookfield Annuity Company, American National Group, LLC and Argo Group International Holdings, Inc. The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd., which holds the Parent Company's interest in its operating subsidiaries. The Parent Company is a holding company that does not conduct any substantive business operations and does not have any assets other than cash and cash equivalents, investments in its subsidiaries and due from related party. The operating subsidiaries are regulated insurance companies and therefore have restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company without prior approval by local regulators.
For the purposes of these combined condensed financial statements, the Parent Company’s wholly owned subsidiaries are presented under the equity method of accounting. Under this method, the assets and liabilities of subsidiaries are not consolidated. The investments in subsidiaries are recorded on the combined condensed statements of financial position. The earnings of its subsidiaries are reported on a net basis as income (loss) of equity method investments on the combined condensed statements of comprehensive income (loss).
The comparatives include the financial information of Brookfield Annuity Holdings Inc. (“BAH”), the predecessor of our Parent Company for financial reporting purposes, through June 2021.
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on third-party credit facilities is $750 million, on which $430 million was drawn as of December 31, 2023 (2022 – $500 million and $356 million, respectively).
The Parent Company had no other material commitments or contingencies during the reported periods.